UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                             Name: J. Michael Barron
                            Title: Chief Executive Officer
                            Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 12, 2005
-----------------------------    ----------------------    -----------------
    J. Michael Barron            City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $300,945 (thousands)

List of Other Included Managers: NONE































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

                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/03
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                           FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------ ---- ---- ------- -------- ------------ ------  ----
3Com Corporation               COM        885535104    14124 1728815.0000  SH        SOLE            1728815.0000
                                                         384   47010.0000  SH       OTHER              47010.0000
Abbott Laboratories            COM        002824100     7385  158473.7890  SH        SOLE             158473.7890
                                                          14     300.0000  SH       OTHER                300.0000
Ameren Corp                    COM        023608102      430    9350.0000  SH        SOLE               9350.0000
                                                          92    2000.0000  SH       OTHER               2000.0000
Anglogold Ashanti Limited      COM        035128206    12140  259951.0000  SH        SOLE             259951.0000
                                                         233    5000.0000  SH       OTHER               5000.0000
BCE Inc.                       COM        05534B109    10020  448140.0000  SH        SOLE             448140.0000
                                                         162    7250.0000  SH       OTHER               7250.0000
Biomet Inc.                    COM        090613100    10671  294615.0000  SH        SOLE             294615.0000
                                                         248    6850.0000  SH       OTHER               6850.0000
Bristol-Myers Squibb           COM        110122108     2155   75350.0000  SH       OTHER              75350.0000
Canyon Resources Corp          COM        138869300      758  200000.0000  SH        SOLE             200000.0000
Careside, Inc.                 COM        141728105        0   80927.0000  SH        SOLE              80927.0000
Cendant Corporation            COM        151313103     8987  403525.0000  SH        SOLE             403525.0000
                                                         158    7095.0000  SH       OTHER               7095.0000
Chesapeake Energy              COM        165167107    18317 1348813.0000  SH        SOLE            1348813.0000
                                                         398   29300.0000  SH       OTHER              29300.0000
Comcast Cl A Special           COM        20030N200    11698  373866.0000  SH        SOLE             373866.0000
                                                         289    9250.0000  SH       OTHER               9250.0000
Delta & Pine Land C            COM        247357106    10503  413510.0000  SH        SOLE             413510.0000
                                                         174    6835.0000  SH       OTHER               6835.0000
Dillards Inc cl A              COM        254067101    10991  667760.0000  SH        SOLE             667760.0000
                                                         253   15400.0000  SH       OTHER              15400.0000
Dun & Bradstreet Corp.         COM        26483E100    11688  230483.0000  SH        SOLE             230483.0000
                                                         183    3600.0000  SH       OTHER               3600.0000
Edwards Lifesciences           COM        28176E108    10046  333965.0000  SH        SOLE             333965.0000
                                                         280    9300.0000  SH       OTHER               9300.0000
Enbridge Energy Partners       COM        29250R106      253    5075.0000  SH        SOLE               5075.0000
Encana Corp                    COM        292505104      730   18500.0000  SH        SOLE              18500.0000
Freeport Mc cl B               COM        35671D857    10792  256155.0000  SH        SOLE             256155.0000
                                                         218    5170.0000  SH       OTHER               5170.0000
Gene Logic Inc.                COM        368689105     1347  259605.0000  SH        SOLE             259605.0000
                                                          87   16700.0000  SH       OTHER              16700.0000
General Dynamics               COM        369550108      533    5895.0000  SH        SOLE               5895.0000
Hospitality Properties         COM        44106M102     7924  191945.8740  SH        SOLE             191945.8740
                                                         200    4850.0000  SH       OTHER               4850.0000
IAC/InterActive Corp           COM        44919P102     8756  258070.0000  SH        SOLE             258070.0000
                                                         220    6490.0000  SH       OTHER               6490.0000
IDEXX Laboratories             COM        45168D104    11423  246818.0000  SH        SOLE             246818.0000
                                                         278    6000.0000  SH       OTHER               6000.0000
IDT Corp Pfd B                 COM        448947309     1700   73505.0000  SH        SOLE              73505.0000
IDT {IDTC}                     COM        448947101    12629  570165.0000  SH        SOLE             570165.0000
                                                         389   17550.0000  SH       OTHER              17550.0000
Kimco Realty Corp.             COM        49446R109     5218  116605.0000  SH        SOLE             116605.0000
                                                          49    1100.0000  SH       OTHER               1100.0000
Lockheed Martin Corp.          COM        539830109     9156  178126.0000  SH        SOLE             178126.0000
                                                         149    2900.0000  SH       OTHER               2900.0000
Maguire Prop Inc               COM        559775101      498   20500.0000  SH        SOLE              20500.0000
                                                          61    2500.0000  SH       OTHER               2500.0000
McKesson Corp                  COM        58155Q103     7515  233670.0000  SH        SOLE             233670.0000
                                                         162    5025.0000  SH       OTHER               5025.0000
Mitcham Industries I           COM        606501104      405  112500.0000  SH        SOLE             112500.0000
Natl Technical Syste           COM        638104109      107   19840.0000  SH        SOLE              19840.0000
Netwolves CP                   COM        64120V102       47   25000.0000  SH        SOLE              25000.0000
Northgate Minerals Corp        COM        666416102      205  100000.0000  SH        SOLE             100000.0000
Northrop Grumman Corp          COM        666807102     9070   94874.0000  SH        SOLE              94874.0000
                                                         143    1500.0000  SH       OTHER               1500.0000
OGE Energy Corp.               COM        670837103      475   19650.0000  SH        SOLE              19650.0000
                                                          60    2500.0000  SH       OTHER               2500.0000
Orchid Biosciences I           COM        68571P506       46   25000.0000  SH        SOLE              25000.0000
Pharmacopeia Drug Discovery    COM        7171EP101      356   25000.0000  SH        SOLE              25000.0000
Rita Medical Systems           COM        76774E103      200   45000.0000  SH        SOLE              45000.0000
Royal Dutch Petroleum          COM        780257804     9927  189490.0000  SH        SOLE             189490.0000
                                                          94    1800.0000  SH       OTHER               1800.0000
Spatialight Inc.               COM        847248101      161   30000.0000  SH        SOLE              30000.0000
St. Joe Company                COM        790148100    18674  500790.0000  SH        SOLE             500790.0000
                                                         806   21625.0000  SH       OTHER              21625.0000
Suncor Energy                  COM        867229106    14152  564735.0000  SH        SOLE             564735.0000
                                                         444   17700.0000  SH       OTHER              17700.0000
Tesoro Corp                    COM        881609101      583   40000.0000  SH        SOLE              40000.0000
Walgreen Company               COM        931422109     2219   61000.0000  SH       OTHER              61000.0000
Wyeth                          COM        983024100     6834  161000.0000  SH       OTHER             161000.0000
Xerox Corporation              COM        984121103      200   14500.0000  SH        SOLE              14500.0000
Zimmer Holdings Inc.           COM        98956P102    11791  167482.0000  SH        SOLE             167482.0000
                                                         876   12450.0000  SH       OTHER              12450.0000

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